Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Commitments and contingencies

27.	Commitments and contingencies

In a prior period, a subsidiary of the Group entered into an agreement, with MagP, a related party to deliver equipment, materials and assembling services in relation to the Groups other ongoing production facilities. At the beginning of 2023, the parties agreed to remove the yearly minimum commitment and provide the quantities to be produced on a quarterly basis.

The costs paid by the Group on behalf of Fusion Fuel Spain have been treated as an advancement of this loan for accounting purposes. A further commitment of €0.5 million remains at December 31, 2023 (2022: €0.8 million).

The Company has provided payment guarantees of €0.1 million to Corum as part of the sale-and-leaseback transaction entered in December 2022. This guarantee is in place for the full lease term.

The Company provided a payment guarantee of €0.1 million as part of a technology sale contract in December 2023. This guarantee is in place until we fulfil this sales contract, e is expected to be during the first half of 2024.